DEBT AND MORTGAGE-BACKED SECURITIES (Tables)	12 Months Ended
Sep. 30, 2013
DEBT AND MORTGAGE-BACKED SECURITIES
Schedule of amortized cost and estimated fair value of debt and mortgage-backed securities held to maturity and available for sale

	September 30, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:
Mortgage-backed securities:
Ginnie Mae	$63,961	$2,250	$—	$66,211
Fannie Mae	4,225,929	240,972	—	4,466,901
Total	4,289,890	243,222	—	4,533,112

Collateralized mortgage obligations:
Freddie Mac	4,206	41	—	4,247

Total held to maturity	$4,294,096	$243,263	$—	$4,537,359

Weighted average yield at end of year	3.72%

AVAILABLE FOR SALE:
Debt obligations of U.S. Treasury	$9,038,947	$3,240	$—	$9,042,187
Debt obligations of government-sponsored entities	29,698,954	5,059	(55,302)	29,648,711
Mortgage-backed securities:
Ginnie Mae	220,126	5,809	—	225,935
Total available for sale	$38,958,027	$14,108	$(55,302)	$38,916,833

Weighted average yield at end of year	0.32%

	September 30, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:
Mortgage-backed securities:
Ginnie Mae	$89,752	$13,085	$—	$102,837
Fannie Mae	5,562,187	426,125	—	5,988,312
Total	5,651,939	439,210	—	6,091,149

Collateralized mortgage obligations:
Freddie Mac	5,024	54	—	5,078

Total held to maturity	$5,656,963	$439,264	$—	$6,096,227

Weighted average yield at end of year	3.76%

AVAILABLE FOR SALE:
Debt obligations of government-sponsored entities	$21,594,679	$4,705	$(4,289)	$21,595,095
Mortgage-backed securities:
Ginnie Mae	292,101	34,221	—	326,322
Total available for sale	$21,886,780	$38,926	$(4,289)	$21,921,417

Weighted average yield at end of year	0.46%

Schedule of amortized cost and fair values of held-to-maturity and available-for-sale debt and mortgage-backed securities by contractual maturity

The amortized cost and fair values of held-to-maturity and available-for-sale debt and mortgage-backed securities at September 30, 2013, by contractual maturity, are shown below.

	Held to Maturity		Available for Sale
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Term to Maturity:
One year or less	$—	$—	$25,372,454	$25,372,477
Over one through five years	63,961	66,211	11,890,447	11,873,712
Over five through ten years	205,275	210,220	1,574,683	1,550,201
Over ten years	4,024,860	4,260,928	120,443	120,443
Tota1	$4,294,096	$4,537,359	$38,958,027	$38,916,833